Shareholder Report, Line Graph (Details) DFFY_Dimensional VA Equity Allocation Portfolio_Institutional_TSR Annual {Institutional} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Jul. 10, 2017	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name										Dimensional VA Equity Allocation Portfolio – Institutional
Accumulated Value	$ 20,616	$ 15,655	$ 14,583	$ 17,007	$ 11,697	$ 11,727	$ 10,700	$ 10,720	$ 10,000	$ 24,309
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World IMI Index (net div.)
Accumulated Value	$ 19,856	$ 15,004	$ 13,712	$ 17,186	$ 12,437	$ 11,922	$ 10,644	$ 10,746	$ 10,000	$ 24,224